united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

BTS Enhanced Equity Income Fund

Class A Shares (EEQAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$76	1.55%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Fund Statistics

Net Assets	$8,292,412
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$0
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.8%
Exchange-Traded Funds	7.7%
Money Market Funds	5.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Communications
13.7%
Technology
13.1%
Financials
12.5%
Consumer Discretionary
8.1%
Consumer Staples
8.1%
Energy
8.1%
Health Care
8.0%
Equity
8.0%
Money Market Funds
5.7%
Industrials
5.4%
Real Estate
4.5%
Materials
4.5%
Utilities
3.6%
Liabilities in Excess of Other Assets
-3.3%

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Utilities	3.6%
Materials	4.5%
Real Estate	4.5%
Industrials	5.4%
Money Market Funds	5.7%
Equity	8.0%
Health Care	8.0%
Energy	8.1%
Consumer Staples	8.1%
Consumer Discretionary	8.1%
Financials	12.5%
Technology	13.1%
Communications	13.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	5.7%
Marsh & McLennan Companies, Inc.	5.6%
Aon plc, Class A	5.6%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Hershey Company (The)	3.1%
Hewlett Packard Enterprise Company	2.8%
Skyworks Solutions, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Enhanced Equity Income Fund - Class A Shares (EEQAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/enhanced-equity-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-EEQAX

BTS Enhanced Equity Income Fund

Class I Shares (EEQIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Enhanced Equity Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/enhanced-equity-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$64	1.30%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Fund Statistics

Net Assets	$8,292,412
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$0
Portfolio Turnover	93%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.8%
Exchange-Traded Funds	7.7%
Money Market Funds	5.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Utilities	3.6%
Materials	4.5%
Real Estate	4.5%
Industrials	5.4%
Money Market Funds	5.7%
Equity	8.0%
Health Care	8.0%
Energy	8.1%
Consumer Staples	8.1%
Consumer Discretionary	8.1%
Financials	12.5%
Technology	13.1%
Communications	13.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Class I	5.7%
Marsh & McLennan Companies, Inc.	5.6%
Aon plc, Class A	5.6%
Meta Platforms, Inc., Class A	4.1%
Alphabet, Inc., Class A	4.1%
JPMorgan Equity Premium Income ETF	4.0%
JPMorgan Nasdaq Equity Premium Income ETF	4.0%
Hershey Company (The)	3.1%
Hewlett Packard Enterprise Company	2.8%
Skyworks Solutions, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Enhanced Equity Income Fund - Class I Shares (EEQIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/enhanced-equity-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-EEQIX

BTS Managed Income Fund

Class A Shares (BTSAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	1.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
73.2%
Equity
23.2%
Money Market Funds
2.3%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Managed Income Fund - Class A Shares (BTSAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTSAX

BTS Managed Income Fund

Class C Shares (BTSCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$125	2.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Managed Income Fund - Class C Shares (BTSCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTSCX

BTS Managed Income Fund

Class I Shares (BTSIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$75	1.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Managed Income Fund - Class I Shares (BTSIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTSIX

BTS Managed Income Fund

Class R Shares (BTSRX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/managed-income-fund.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100	2.00%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$7,235,708
Number of Portfolio Holdings	16
Advisory Fee (net of waivers)	$0
Portfolio Turnover	287%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.8%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.3%
Money Market Funds	2.3%
Equity	23.2%
Fixed Income	73.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	12.1%
Xtrackers USD High Yield Corporate Bond ETF	12.0%
iShares Treasury Floating Rate Bond ETF	11.8%
Global X SuperDividend ETF	7.9%
SPDR Bloomberg Short Term High Yield Bond ETF	7.9%
iShares 3-7 Year Treasury Bond ETF	5.9%
iShares Floating Rate Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.9%
Vanguard Utilities ETF	4.0%
Vanguard Dividend Appreciation ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Managed Income Fund - Class R Shares (BTSRX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/managed-income-fund.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTSRX

BTS Tactical Fixed Income Fund

Class A Shares (BTFAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$98	1.97%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
84.7%
Equity
14.1%
Money Market Funds
1.2%

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Tactical Fixed Income Fund - Class A Shares (BTFAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTFAX

BTS Tactical Fixed Income Fund

Class C Shares (BTFCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$135	2.72%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Tactical Fixed Income Fund - Class C Shares (BTFCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTFCX

BTS Tactical Fixed Income Fund

Class I Shares (BTFIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$86	1.72%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Tactical Fixed Income Fund - Class I Shares (BTFIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTFIX

BTS Tactical Fixed Income Fund

Class R Shares (BTFRX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.btsfunds.com/funds/tactical-fixed-income.html. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$110	2.22%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$49,614,326
Number of Portfolio Holdings	4
Advisory Fee	$270,726
Portfolio Turnover	222%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Money Market Funds	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.2%
Equity	14.1%
Fixed Income	84.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	42.5%
iShares Broad USD High Yield Corporate Bond ETF	42.2%
Invesco S&P 500 High Dividend Low Volatility ETF	14.1%
Fidelity Investments Money Market Government Portfolio, Class I	1.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

BTS Tactical Fixed Income Fund - Class R Shares (BTFRX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.btsfunds.com/funds/tactical-fixed-income.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-BTFRX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BTS Managed Income Fund

Class A (BTSAX), Class C (BTSCX), Class I (BTSIX), Class R (BTSRX)

BTS Tactical Fixed Income Fund

Class A (BTFAX), Class C (BTFCX), Class I (BTFIX), Class R (BTFRX)

BTS Enhanced Equity Income Fund

Class A (EEQAX), Class I (EEQIX)

Semi-Annual Financial Statements and Additional Information
June 30, 2025

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 96.4%
	EQUITY - 23.2%
25,303	Global X SuperDividend ETF	$570,584
5,254	Invesco S&P 500 High Dividend Low Volatility ETF	249,880
1,393	Vanguard Dividend Appreciation ETF	285,105
1,017	Vanguard Industrials ETF	284,831
1,618	Vanguard Utilities ETF	285,593
		1,675,993
	FIXED INCOME - 73.2%
13,607	Invesco Senior Loan ETF	284,658
3,585	iShares 3-7 Year Treasury Bond ETF	426,938
23,249	iShares Broad USD High Yield Corporate Bond ETF	872,071
8,368	iShares Floating Rate Bond ETF	426,935
16,856	iShares Treasury Floating Rate Bond ETF	853,756
8,408	Janus Henderson AAA CLO ETF	426,706
5,890	Janus Henderson B-BBB CLO ETF	283,957
22,338	SPDR Bloomberg Short Term High Yield Bond ETF	569,172
12,889	VanEck International High Yield Bond ETF	284,202
23,613	Xtrackers USD High Yield Corporate Bond ETF	871,792
		5,300,187

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,893,264)	6,976,180

	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
162,864	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(a) (Cost $162,864)	162,864

	TOTAL INVESTMENTS - 98.7% (Cost $7,056,128)	$7,139,044
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	96,664
	NET ASSETS - 100.0%	$7,235,708

CLO	- Collaterized Loan Obligation

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 14.1%
146,891	Invesco S&P 500 High Dividend Low Volatility ETF	$6,986,136

	FIXED INCOME - 84.7%
558,697	iShares Broad USD High Yield Corporate Bond ETF	20,956,724
571,191	Xtrackers USD High Yield Corporate Bond ETF	21,088,372
		42,045,096

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,043,941)	49,031,232

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
591,867	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(a) (Cost $591,867)	591,867

	TOTAL INVESTMENTS - 100.0% (Cost $48,635,808)	$49,623,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(8,773)
	NET ASSETS - 100.0%	$49,614,326

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(b)	Less than 0.1%.

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6%
	ADVERTISING & MARKETING - 0.9%
1,033	Omnicom Group, Inc.	$74,314

	AEROSPACE & DEFENSE - 1.8%
321	Lockheed Martin Corporation	148,668

	APPAREL & TEXTILE PRODUCTS - 1.8%
2,100	NIKE, Inc., Class B	149,184

	AUTOMOTIVE - 0.9%
6,881	Ford Motor Company	74,659

	BIOTECH & PHARMA - 3.2%
673	Gilead Sciences, Inc.	74,615
940	Merck & Company, Inc.	74,410
387	United Therapeutics Corporation(a)	111,205
		260,230
	CABLE & SATELLITE - 2.7%
6,267	Comcast Corporation, Class A	223,669

	CHEMICALS - 2.3%
1,210	CF Industries Holdings, Inc.	111,320
1,083	DuPont de Nemours, Inc.	74,283
		185,603
	CONTAINERS & PACKAGING - 0.9%
393	Packaging Corporation of America	74,061

	ELECTRIC UTILITIES - 3.6%
1,486	Consolidated Edison, Inc.	149,120
2,189	Xcel Energy, Inc.	149,071
		298,191
	FOOD - 5.9%
1,569	Hershey Company (The)	260,376
7,372	Hormel Foods Corporation	223,003
		483,379

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8%
382	Elevance Health, Inc.	$148,583

	INDUSTRIAL SUPPORT SERVICES - 0.9%
168	Watsco, Inc.	74,193

	INFRASTRUCTURE REIT - 1.4%
478	SBA Communications Corporation	112,253

	INSURANCE - 12.4%
1,296	Aon plc, Class A	462,361
322	Erie Indemnity Company, Class A	111,666
2,115	Marsh & McLennan Companies, Inc.	462,423
		1,036,450
	INTERNET MEDIA & SERVICES - 8.2%
1,963	Alphabet, Inc., Class A	345,939
469	Meta Platforms, Inc., Class A	346,164
		692,103
	MACHINERY - 0.9%
240	Snap-on, Inc.	74,684

	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,704	Medtronic plc	148,537
319	Waters Corporation(a)	111,344
		259,881
	OIL & GAS PRODUCERS - 6.8%
1,039	Chevron Corporation	148,774
2,075	ConocoPhillips	186,211
1,376	Exxon Mobil Corporation	148,333
551	Valero Energy Corporation	74,065
		557,383
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
3,300	Schlumberger Ltd.	111,540

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	RESIDENTIAL REIT - 1.3%
3,406	Invitation Homes, Inc.	$111,717

	RETAIL - DISCRETIONARY - 5.4%
30	AutoZone, Inc.(a)	111,367
1,111	Best Buy Company, Inc.	74,581
404	Home Depot, Inc. (The)	148,122
683	Williams-Sonoma, Inc.	111,582
		445,652
	RETAIL REIT - 0.9%
464	Simon Property Group, Inc.	74,593

	SEMICONDUCTORS - 4.1%
705	NVIDIA Corporation	111,383
3,093	Skyworks Solutions, Inc.	230,490
		341,873
	SOFTWARE - 1.8%
297	Microsoft Corporation	147,731

	SPECIALTY REITS - 0.9%
614	Lamar Advertising Company, Class A	74,515

	STEEL - 1.3%
353	Reliance, Inc.	110,807

	TECHNOLOGY HARDWARE - 4.2%
1,086	Arista Networks, Inc.(a)	111,109
11,293	Hewlett Packard Enterprise Company	230,942
		342,051
	TECHNOLOGY SERVICES - 3.1%
498	Accenture plc, Class A	148,847
193	MSCI, Inc.	111,311
		260,158

See accompanying notes to financial statements.

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 89.6% (Continued)
	TELECOMMUNICATIONS - 1.8%
3,462	Verizon Communications, Inc.	$149,801

	TOBACCO & CANNABIS - 1.3%
1,901	Altria Group, Inc.	111,456

	TRANSPORTATION & LOGISTICS - 1.8%
1,303	Expeditors International of Washington, Inc.	148,868

	WHOLESALE - CONSUMER STAPLES - 0.9%
1,407	Archer-Daniels-Midland Company	74,261

	TOTAL COMMON STOCKS (Cost $7,483,443)	7,432,511

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
5,813	JPMorgan Equity Premium Income ETF	330,469
6,067	JPMorgan Nasdaq Equity Premium Income ETF	330,045
		660,514

	TOTAL EXCHANGE-TRADED FUNDS (Cost $672,235)	660,514

	SHORT-TERM INVESTMENT — 5.7%
	MONEY MARKET FUND - 5.7%
469,724	Fidelity Investments Money Market Government Portfolio, Class I, 4.18%(b) (Cost $469,724)	469,724

	TOTAL INVESTMENTS - 103.3% (Cost $8,625,402)	$8,562,749
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(270,337)
	NET ASSETS - 100.0%	$8,292,412

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
ASSETS	Fund	Fund	Income Fund
Investment securities:
At cost	$7,056,128	$48,635,808	$8,625,402
At fair value	$7,139,044	$49,623,099	$8,562,749
Receivable for fund shares sold	42,344	110,524	—
Receivable for investments sold	2,579,152	—	3,859,495
Interest and dividends receivable	3,208	8,298	19,186
Receivable due from advisor	16,842	—	18,697
Prepaid expenses and other assets	55,973	19,556	22,705
TOTAL ASSETS	9,836,563	49,761,477	12,482,832

LIABILITIES
Payable for investments purchased	2,587,161	—	4,161,998
Payable to related parties	3,491	13,729	6,227
Distribution (12b-1) fees payable	471	12,328	99
Investment advisory fees payable	—	40,671	—
Payable for fund shares redeemed	531	60,669	10,416
Accrued expenses and other liabilities	9,201	19,754	11,680
TOTAL LIABILITIES	2,600,855	147,151	4,190,420
NET ASSETS	$7,235,708	$49,614,326	$8,292,412

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$10,803,705	$159,430,154	$8,934,147
Accumulated deficits	(3,567,997)	(109,815,828)	(641,735)
NET ASSETS	$7,235,708	$49,614,326	$8,292,412

Net Asset Value Per Share:
Class A Shares:
Net Assets	$199,387	$10,824,132	$492,749
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,692	1,409,122	50,343
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.64	$7.68	$9.79
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$10.02	$7.98	$10.17

Class C Shares:
Net Assets	$514,801	$12,099,812
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	53,564	1,590,547
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.61	$7.61

Class I Shares:
Net Assets	$6,493,116	$26,064,044	$7,799,663
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	674,487	3,409,190	796,640
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.63	$7.65	$9.79

Class R Shares:
Net Assets	$28,404	$626,338
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,944	81,864
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.65	$7.65

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

	BTS	BTS	BTS
	Managed Income	Tactical Fixed Income	Enhanced Equity
	Fund	Fund	Income Fund
INVESTMENT INCOME
Dividends	$151,420	$1,332,142	$124,524
Interest	3,769	44,966	5,919
Securities lending income	—	15,249	—
TOTAL INVESTMENT INCOME	155,189	1,392,357	130,443

EXPENSES
Investment advisory fees	23,778	270,726	23,844
Distribution (12b-1) fees, Class A shares	243	14,908	266
Distribution (12b-1) fees, Class C shares	2,842	62,105	—
Distribution (12b-1) fees, Class R shares	69	1,568	—
Registration fees	31,436	29,770	6,344
Accounting services fees	22,441	22,386	13,191
Audit and tax fees	9,971	9,962	9,992
Transfer agent fees	9,584	45,054	5,628
Administrative services fees	9,139	30,038	18,758
Trustees fees and expenses	8,841	8,841	8,573
Legal fees	7,148	6,922	7,222
Printing and postage expenses	3,957	11,554	5,034
Compliance officer fees	3,624	9,750	3,329
Custodian fees	2,666	3,004	2,721
Third party administrative servicing fees	1,985	13,209	3,185
Insurance expense	1,342	1,984	501
Other expenses	2,514	2,472	1,881
TOTAL EXPENSES	141,580	544,253	110,469

Less: Fees waived/reimbursed by the Advisor	(83,496)	—	(58,526)

NET EXPENSES	58,084	544,253	51,943

NET INVESTMENT INCOME	97,105	848,104	78,500

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	44,047	850,944	(288,111)
Net change in unrealized appreciation (depreciation) of investments	19,900	(1,580,768)	112,578
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	63,947	(729,824)	(175,533)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,052	$118,280	$(97,033)

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
FROM OPERATIONS
Net investment income	$97,105	$293,325
Net realized gain from investments	44,047	278,280
Net change in unrealized appreciation (depreciation) of investments	19,900	(103,334)
Net increase in net assets resulting from operations	161,052	468,271

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(2,445)	(8,454)
Class C	(4,618)	(16,958)
Class I	(88,418)	(302,909)
Class R	(314)	(1,138)
Net decrease in net assets from distributions to shareholders	(95,795)	(329,459)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	60,000	375,000
Class I	366,683	2,356,062
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	2,445	8,454
Class C	4,531	16,958
Class I	67,650	241,603
Class R	314	1,138
Payments for shares redeemed:
Class A	(669)	(36,615)
Class C	(149,052)	(24,822)
Class I	(784,848)	(2,966,622)
Class R	—	(94,897)
Net decrease in net assets from shares of beneficial interest	(432,946)	(123,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(367,689)	15,071

NET ASSETS
Beginning of Period	7,603,397	7,588,326
End of Period	$7,235,708	$7,603,397

SHARE ACTIVITY
Class A:
Shares reinvested	255	886
Shares redeemed	(69)	(3,790)
Net increase (decrease) in shares of beneficial interest outstanding	186	(2,904)

Class C:
Shares sold	6,261	39,633
Shares reinvested	474	1,781
Shares redeemed	(15,708)	(2,610)
Net increase (decrease) in shares of beneficial interest outstanding	(8,973)	38,804

Class I:
Shares sold	37,993	250,784
Shares reinvested	7,071	25,367
Shares redeemed	(81,854)	(313,942)
Net decrease in shares of beneficial interest outstanding	(36,790)	(37,791)

Class R:
Shares reinvested	33	119
Shares redeemed	—	(10,173)
Net increase (decrease) in shares of beneficial interest outstanding	33	(10,054)

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2025	Year Ended
	(Unaudited)	December 31, 2024
FROM OPERATIONS
Net investment income	$848,104	$2,740,678
Net realized gain from investments	850,944	453,301
Net change in unrealized appreciation (depreciation) of investments	(1,580,768)	121,891
Net increase in net assets resulting from operations	118,280	3,315,870

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(188,742)	(642,427)
Class C	(161,951)	(507,977)
Class I	(497,884)	(1,550,077)
Class R	(9,763)	(28,432)
Net decrease in net assets from distributions to shareholders	(858,340)	(2,728,913)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,931	226,412
Class C	53,061	829,098
Class I	3,070,263	6,369,318
Class R	1,661	7,247
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	171,766	559,209
Class C	140,514	440,060
Class I	404,773	1,269,538
Class R	8,467	24,514
Payments for shares redeemed:
Class A	(2,658,959)	(6,727,286)
Class C	(1,102,174)	(4,292,905)
Class I	(8,288,323)	(14,724,338)
Class R	(27,479)	(332,063)
Net decrease in net assets from shares of beneficial interest	(8,195,499)	(16,351,196)

TOTAL DECREASE IN NET ASSETS	(8,935,559)	(15,764,239)

NET ASSETS
Beginning of Period	58,549,885	74,314,124
End of Period	$49,614,326	$58,549,885

SHARE ACTIVITY
Class A:
Shares sold	4,022	28,810
Shares reinvested	22,282	71,743
Shares redeemed	(342,972)	(865,222)
Net decrease in shares of beneficial interest outstanding	(316,668)	(764,669)

Class C:
Shares sold	6,834	106,817
Shares reinvested	18,424	56,958
Shares redeemed	(143,224)	(555,433)
Net decrease in shares of beneficial interest outstanding	(117,966)	(391,658)

Class I:
Shares sold	395,986	826,025
Shares reinvested	52,739	163,670
Shares redeemed	(1,077,205)	(1,900,769)
Net decrease in shares of beneficial interest outstanding	(628,480)	(911,074)

Class R:
Shares sold	215	941
Shares reinvested	1,104	3,157
Shares redeemed	(3,522)	(42,826)
Net decrease in shares of beneficial interest outstanding	(2,203)	(38,728)

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2025	Period Ended
	(Unaudited)	December 31, 2024*
FROM OPERATIONS
Net investment income	$78,500	$42,619
Net realized loss from investments	(288,111)	(256,937)
Net change in unrealized appreciation (depreciation) of investments	112,578	(175,231)
Net decrease in net assets resulting from operations	(97,033)	(389,549)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A **	(3,038)	(1,184)
Class I	(73,663)	(102,871)
Net decrease in net assets from distributions to shareholders	(76,701)	(104,055)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A **	389,280	104,812
Class I	457,017	8,228,568
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A **	3,038	1,184
Class I	72,523	101,696
Payments for shares redeemed:
Class A **	(287)	—
Class I	(389,512)	(8,569)
Net increase in net assets from shares of beneficial interest	532,059	8,427,691

TOTAL INCREASE IN NET ASSETS	358,325	7,934,087

NET ASSETS
Beginning of Period	7,934,087	—
End of Period	$8,292,412	$7,934,087

SHARE ACTIVITY
Class A: **
Shares sold	40,198	9,746
Shares reinvested	311	117
Shares redeemed	(29)	—
Net increase in shares of beneficial interest outstanding	40,480	9,863

Class I:
Shares sold	45,761	773,499
Shares reinvested	7,404	10,064
Shares redeemed	(39,248)	(840)
Net increase in shares of beneficial interest outstanding	13,917	782,723

*	The BTS Enhanced Equity Income Fund Class I shares commenced operations on June 28, 2024.

**	The BTS Enhanced Equity Income Fund Class A shares commenced operations on October 4, 2024.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	June 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$9.55		$9.39		$9.12		$10.66	$10.92	$10.20
Activity from investment operations:
Net investment income (1)	0.12		0.33		0.30		0.18	0.12	0.96
Net realized and unrealized gain (loss) on investments	0.09		0.21		0.18	(5)	(1.51)	(0.26)	(0.09)
Total from investment operations	0.21		0.54		0.48		(1.33)	(0.14)	0.87
Less distributions from:
Net investment income	(0.12)		(0.38)		(0.21)		(0.21)	(0.12)	(0.14)
Return of capital	—		—		—		—	—	(0.01)
Total distributions	(0.12)		(0.38)		(0.21)		(0.21)	(0.12)	(0.15)
Net asset value, end of period	$9.64		$9.55		$9.39		$9.12	$10.66	$10.92
Total return (2)	2.20	% (9)	5.82%		5.37%		(12.45)%	(1.28)%	8.53%
Net assets, at end of period (000)’s	$199		$196		$220		$280	$321	$34
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.04	% (8)(10)	3.93	% (7)	2.38	% (6)	2.07%	1.84%	2.60%
Ratio of net expenses to average net assets (3)	1.75	% (8)(10)	1.75	% (7)	1.77	% (6)	1.75%	1.75%	1.75%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.22	% (10)	1.25%		2.55%		1.60%	1.04%	7.17%
Ratio of net investment income to average net assets (3)(4)	2.51	% (10)	3.43%		3.24%		1.93%	1.13%	8.02%
Portfolio Turnover Rate	287	% (9)	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.00% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes 0.00% for the six months ended June 30, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	June 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$9.52		$9.37		$9.12		$10.67	$10.93	$10.20
Activity from investment operations:
Net investment income (1)	0.08		0.28		0.24		0.11	0.04	0.62
Net realized and unrealized gain (loss) on investments	0.09		0.19		0.16	(5)	(1.51)	(0.26)	0.25
Total from investment operations	0.17		0.47		0.40		(1.40)	(0.22)	0.87
Less distributions from:
Net investment income	(0.08)		(0.32)		(0.15)		(0.15)	(0.04)	(0.13)
Return of capital	—		—		—		—	—	(0.01)
Total distributions	(0.08)		(0.32)		(0.15)		(0.15)	(0.04)	(0.14)
Net asset value, end of period	$9.61		$9.52		$9.37		$9.12	$10.67	$10.93
Total return (2)	1.82	% (10)	5.08	% (6)	4.43	% (6)	(13.15)%	(2.00)%	8.53%
Net assets, at end of period (000)’s	$515		$595		$222		$234	$320	$196
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.79	% (9)(11)	4.68	% (8)	3.13	% (7)	2.82%	2.59%	3.35%
Ratio of net expenses to average net assets (3)	2.50	% (9)(11)	2.50	% (8)	2.52	% (7)	2.50%	2.50%	2.50%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	-0.50	% (11)	0.68%		1.83%		0.78%	0.25%	4.69%
Ratio of net investment income to average net assets (3)(4)	1.79	% (11)	2.90%		2.56%		1.10%	0.34%	5.54%
Portfolio Turnover Rate	287	% (10)	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes 0.00% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Includes 0.00% for the six months ended June 30, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	June 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$9.54		$9.38		$9.11		$10.66	$10.93	$10.20
Activity from investment operations:
Net investment income (1)	0.13		0.35		0.33		0.21	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.09		0.22		0.18	(5)	(1.52)	(0.27)	0.66
Total from investment operations	0.22		0.57		0.51		(1.31)	(0.12)	0.88
Less distributions from:
Net investment income	(0.13)		(0.41)		(0.24)		(0.24)	(0.15)	(0.14)
Return of capital	—		—		—		—	—	(0.01)
Total distributions	(0.13)		(0.41)		(0.24)		(0.24)	(0.15)	(0.15)
Net asset value, end of period	$9.63		$9.54		$9.38		$9.11	$10.66	$10.93
Total return (2)	2.33	% (9)	6.09%		5.65%		(12.32)%	(1.14)%	8.63%
Net assets, at end of period (000)’s	$6,493		$6,784		$7,024		$17,634	$24,261	$19,969
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.79	% (8)(10)	3.68	% (7)	2.13	% (6)	1.82%	1.59%	2.35%
Ratio of net expenses to average net assets (3)	1.50	% (8)(10)	1.51	% (7)	1.52	% (6)	1.50%	1.50%	1.50%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	0.45	% (10)	1.52%		2.96%		1.84%	1.24%	1.16%
Ratio of net investment income to average net assets (3)(4)	2.74	% (10)	3.70%		3.56%		2.16%	1.33%	2.01%
Portfolio Turnover Rate	287	% (9)	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.01% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes 0.00% for the six months ended June 30, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	June 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$9.56		$9.40		$9.14		$10.68	$10.93	$10.20
Activity from investment operations:
Net investment income (1)	0.11		0.24		0.28		0.12	0.09	0.41
Net realized and unrealized gain (loss) on investments	0.09		0.28		0.17	(5)	(1.48)	(0.25)	0.46
Total from investment operations	0.20		0.52		0.45		(1.36)	(0.16)	0.87
Less distributions from:
Net investment income	(0.11)		(0.36)		(0.19)		(0.18)	(0.09)	(0.13)
Return of capital	—		—		—		—	—	(0.01)
Total distributions	(0.11)		(0.36)		(0.19)		(0.18)	(0.09)	(0.14)
Net asset value, end of period	$9.65		$9.56		$9.40		$9.14	$10.68	$10.93
Total return (2)	2.08	% (9)	5.56%		4.99%		(12.72)%	(1.45)%	8.56%
Net assets, at end of period (000)’s	$28		$28		$122		$136	$541	$343
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.29	% (8)(10)	4.18	% (7)	2.63	% (6)	2.32%	2.09%	2.85%
Ratio of net expenses to average net assets (3)	2.00	% (8)(10)	2.00	% (7)	2.02	% (6)	2.00%	2.00%	2.00%
Ratio of net investment income before waiver/reimbursement to average net assets (3)(4)	(0.03	)% (10)	0.33%		2.29%		0.92%	0.75%	2.89%
Ratio of net investment income to average net assets (3)(4)	2.26	% (10)	2.49%		3.01%		1.19%	0.84%	3.74%
Portfolio Turnover Rate	287	% (9)	216%		165%		277%	243%	281%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gains distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Includes 0.00% for the year ended December 31, 2024 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Includes 0.00% for the six months ended June 30, 2025 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$7.78		$7.72	$7.83	$9.17	$9.53	$9.46
Activity from investment operations:
Net investment income (1)	0.12		0.32	0.24	0.15	0.14	0.07
Net realized and unrealized gain (loss) on investments	(0.09)		0.08	(0.08)	(1.32)	(0.34)	0.07
Total from investment operations	0.03		0.40	0.16	(1.17)	(0.20)	0.14
Less distributions from:
Net investment income	(0.13)		(0.34)	(0.27)	(0.17)	(0.16)	(0.07)
Total distributions	(0.13)		(0.34)	(0.27)	(0.17)	(0.16)	(0.07)
Net asset value, end of period	$7.68		$7.78	$7.72	$7.83	$9.17	$9.53
Total return (2)	0.38	% (5)	5.29%	2.10%	(12.80)%	(2.18)%	1.43%
Net assets, at end of period (000’s)	$10,824		$13,434	$19,236	$29,097	$46,556	$81,714
Ratio of expenses to average net assets (3)	1.97	% (6)	1.94%	1.73%	1.65%	1.54%	1.47%
Ratio of net investment income to average net assets (3)(4)	3.16	% (6)	4.13%	3.10%	1.78%	1.46%	0.75%
Portfolio Turnover Rate	222	% (5)	32%	463%	899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$7.71		$7.65	$7.76	$9.10	$9.47	$9.42
Activity from investment operations:
Net investment income (1)	0.09		0.27	0.18	0.09	0.07	0.00 (5)
Net realized and unrealized gain (loss) on investments	(0.09)		0.08	(0.08)	(1.31)	(0.35)	0.06
Total from investment operations	—		0.35	0.10	(1.22)	(0.28)	0.06
Less distributions from:
Net investment income	(0.10)		(0.29)	(0.21)	(0.12)	(0.09)	(0.01)
Total distributions	(0.10)		(0.29)	(0.21)	(0.12)	(0.09)	(0.01)
Net asset value, end of period	$7.61		$7.71	$7.65	$7.76	$9.10	$9.47
Total return (2)	0.02	% (6)	4.54%	1.33%	(13.43)%	(2.96)%	0.67%
Net assets, at end of period (000’s)	$12,100		$13,175	$16,074	$22,295	$38,380	$63,806
Ratio of expenses to average net assets (3)	2.72	% (7)	2.69%	2.48%	2.40%	2.29%	2.22%
Ratio of net investment income to average net assets (3)(4)	2.41	% (7)	3.44%	2.40%	0.99%	0.79%	0.00%
Portfolio Turnover Rate	222	% (6)	32%	463%	899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Represents less than $0.005 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$7.75		$7.69	$7.80	$9.13	$9.50	$9.43
Activity from investment operations:
Net investment income (1)	0.14		0.34	0.26	0.16	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.10)		0.08	(0.08)	(1.30)	(0.36)	0.06
Total from investment operations	0.04		0.42	0.18	(1.14)	(0.19)	0.16
Less distributions from:
Net investment income	(0.14)		(0.36)	(0.29)	(0.19)	(0.18)	(0.09)
Total distributions	(0.14)		(0.36)	(0.29)	(0.19)	(0.18)	(0.09)
Net asset value, end of period	$7.65		$7.75	$7.69	$7.80	$9.13	$9.50
Total return (2)	0.51	% (5)	5.59%	2.38%	(12.51)%	(2.03)%	1.69%
Net assets, at end of period (000’s)	$26,064		$31,288	$38,059	$66,555	$153,501	$321,023
Ratio of expenses to average net assets (3)	1.72	% (6)	1.69%	1.48%	1.40%	1.29%	1.22%
Ratio of net investment income to average net assets (3)(4)	3.44	% (6)	4.42%	3.28%	1.85%	1.77%	1.09%
Portfolio Turnover Rate	222	% (5)	32%	463%	899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	June 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2024		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020
Net asset value, beginning of period	$7.76		$7.69		$7.80		$9.13	$9.50	$9.44
Activity from investment operations:
Net investment income (1)	0.10		0.31		0.21		0.12	0.12	0.05
Net realized and unrealized gain (loss) on investments	(0.09)		0.08		(0.07)		(1.30)	(0.36)	0.06
Total from investment operations	0.01		0.39		0.14		(1.18)	(0.24)	0.11
Less distributions from:
Net investment income	(0.12)		(0.32)		(0.25)		(0.15)	(0.13)	(0.05)
Total distributions	(0.12)		(0.32)		(0.25)		(0.15)	(0.13)	(0.05)
Net asset value, end of period	$7.65		$7.76		$7.69		$7.80	$9.13	$9.50
Total return (2)	0.14	% (6)	5.16	% (5)	1.83	% (5)	(12.93)%	(2.55)%	1.22%
Net assets, at end of period (000’s)	$626		$652		$945		$1,771	$3,302	$5,674
Ratio of expenses to average net assets (3)	2.22	% (7)	2.19%		1.98%		1.90%	1.79%	1.72%
Ratio of net investment income to average net assets (3)(4)	2.91	% (7)	3.89%		2.78%		1.49%	1.25%	0.55%
Portfolio Turnover Rate	222	% (6)	32%		463%		899%	513%	1655%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	June 30, 2025	Period Ended
	(Unaudited)	December 31, 2024 (1)
Net asset value, beginning of period	$10.01	$10.78
Activity from investment operations:
Net investment income (2)	0.10	0.04
Net realized and unrealized loss on investments	(0.24)	(0.68)
Total from investment operations	(0.14)	(0.64)
Less distributions from:
Net investment income	(0.08)	(0.08)
Net realized gains	—	(0.05)
Total distributions	(0.08)	(0.13)
Net asset value, end of period	$9.79	$10.01
Total return (3)(6)	(1.35)%	(6.02)%
Net assets, at end of period (000’s)	$493	$99
Ratio of gross expenses before waiver/reimbursement to average net assets (4)(7)	3.07%	3.30%
Ratio of net expenses to average net assets (4)(7)	1.55%	1.55%
Ratio of net investment loss before waiver/reimbursement to average net assets (4)(5)(7)	0.44%	(0.31)%
Ratio of net investment income to average net assets (4)(5)(7)	1.96%	1.44%
Portfolio Turnover Rate (6)	93%	113%

(1)	The BTS Enhanced Equity Income Fund Class A shares commenced operations on October 4, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

BTS Enhanced Equity Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	June 30, 2025	Period Ended
	(Unaudited)	December 31, 2024 (1)
Net asset value, beginning of period	$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.23)	0.05 (8)
Total from investment operations	(0.13)	0.15
Less distributions from:
Net investment income	(0.09)	(0.09)
Net realized gains	—	(0.05)
Total distributions	(0.09)	(0.14)
Net asset value, end of period	$9.79	$10.01
Total return (3)(6)	(1.27)%	1.48%
Net assets, at end of period (000’s)	$7,800	$7,835
Ratio of gross expenses before waiver/reimbursement to average net assets (4)(7)	2.77%	5.12%
Ratio of net expenses to average net assets (4)(7)	1.30%	1.30%
Ratio of net investment loss before waiver/reimbursement to average net assets (4)(5)(7)	0.50%	(1.95)%
Ratio of net investment income to average net assets (4)(5)(7)	1.97%	1.86%
Portfolio Turnover Rate (6)	93%	113%

(1)	The BTS Enhanced Equity Income Fund Class I shares commenced operations on June 28, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(5)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(6)	Not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may a not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2025

1.	ORGANIZATION

The BTS Managed Income Fund (the “Managed Income Fund”), the BTS Tactical Fixed Income Fund (the “Fixed Income Fund”), and the BTS Enhanced Equity Income Fund (the “Enhanced Equity Income Fund”), (each a “Fund” and together, the “Funds”), are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Managed Income Fund commenced operations on January 25, 2019, the Fixed Income Fund commenced operations on May 31, 2013 and the Enhanced Equity Income Fund commenced operations on June 28, 2024. The Managed Income Fund and the Fixed Income Fund investment objectives seek to provide total return. The Enhanced Equity Income Fund investment objective seeks growth and income.

Managed Income Fund and Fixed Income Fund currently offer four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. The Enhanced Equity Income Fund currently offers two classes of shares: Class A shares and Class I shares. The Enhanced Equity Income Fund also has Class C shares and Class R shares, which were not offered during the period. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. The Fixed Income Fund’s Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Enhanced Equity Income Fund’s Class A shares commenced operation on October 4, 2024 and Class I shares commenced operations on June 28, 2024. Class A shares of each Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at NAV. Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Managed Income Fund and Fixed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies", including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open -end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables, summarize the inputs used as of June 30, 2025 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,976,180	$—	$—	$6,976,180
Money Market Fund	162,864	—	—	162,864
Total Investments	$7,139,044	$—	$—	$7,139,044

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$49,031,232	$—	$—	$49,031,232
Money Market Fund	591,867	—	—	591,867
Total Investments	$49,623,099	$—	$—	$49,623,099

Enhanced Equity Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,432,511	$—	$—	$7,432,511
Exchange-Traded Funds	660,514	—	—	660,514
Money Market Fund	469,724	—	—	469,724
Total Investments	$8,562,749	$—	$—	$8,562,749

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex -dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2024 or expected to be taken in the Funds’ December 31, 2025 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

3.	INVESTMENT TRANSACTIONS

For the six months period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$20,661,604	$21,149,130
Fixed Income Fund	118,817,786	127,582,594
Enhanced Equity Income Fund	7,796,507	7,292,251

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Managed Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Fixed Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Adviser, the Enhanced Equity Income Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Enhanced Equity Income Fund’s average daily net assets. For the six months period ended June 30, 2025, the Funds incurred fees as follows:

Advisory Fees
Managed Income Fund	$23,778
Fixed Income Fund	270,726
Enhanced Equity Income Fund	23,844

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026 for Managed Income Fund, Fixed Income Fund and Enhanced Equity Income Fund to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the Funds’ service providers (other than the Adviser))), so that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares, respectively, that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Enhanced Equity Income Fund do not exceed 1.55%, 2.30%, 1.30% and 1.80% of the average daily net assets of the Enhanced Equity Income Fund’s Class A, Class C, Class I and Class R shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Funds to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the six months period ended June 30, 2025, the Adviser waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Advisory Fees Waived
Managed Income Fund	$83,496
Fixed Income Fund	—
Enhanced Equity Income Fund	58,526

As of December 31, 2024, the Adviser may recapture all or a portion of the waived fees no later than the date stated below:

	December 31, 2025	December 31, 2026	December 31, 2027	Total
Managed Income Fund	$73,687	$99,003	$175,420	$348,110
Fixed Income Fund	—	—	—	—
Enhanced Equity Income Fund	—	—	86,903	86,903

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b- 1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the six months period ended June 30, 2025, the Funds incurred distribution fees as follows:

	Class A	Class C	Class R
Managed Income Fund	$243	$2,842	$69
Fixed Income Fund	14,908	62,105	1,568
Enhanced Equity Income Fund	266	—	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months period ended June 30, 2025, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	189	40
Enhanced Equity Income Fund	228	36

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net
		Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$7,056,215	$84,272	$(1,443)	$82,829
Fixed Income Fund	48,635,808	987,291	—	987,291
Enhanced Equity Income Fund	8,631,865	164,617	(233,733)	(69,116)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year and period ended December 31, 2024, and December 31, 2023, was as follows:

For fiscal year and period ended	Ordinary	Long-Term	Return of
12/31/2024	Income	Capital Gains	Capital	Total
Managed Income Fund	$329,459	$—	$—	$329,459
Tactical Fixed Income Fund	2,728,913	—	—	2,728,913
Enhanced Equity Income Fund	103,898	157	—	104,055

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2023	Income	Capital Gains	Capital	Total
Managed Income Fund	$452,988	$—	$—	$452,988
Tactical Fixed Income Fund	2,939,319	—	—	2,939,319

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$227,593	$—	$—	$(3,923,776)	$—	$62,929	$(3,633,254)
Tactical Fixed Income Fund	477,139	—	—	(112,120,966)	—	2,568,059	(109,075,768)
Enhanced Equity Income Fund	—	—	(286,307)	—	—	(181,694)	(468,001)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	$1,888,878	$2,034,898	$3,923,776	$233,004
Tactical Fixed Income Fund	112,120,966	—	112,120,966	453,301
Enhanced Equity Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on the book/tax basis treatment of non-deductible expenses, and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2024, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Managed Income Fund	$—	$—
Tactical Fixed Income Fund	—	—
Enhanced Equity Income Fund	(25,603)	25,603

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company, the Managed Income Fund and the Fixed Income Fund can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Managed Income Fund’s and the Fixed Income Fund’s security lending procedures. The Managed Income Fund and the Fixed Income Fund continue to receive interest or dividends on the securities loaned. The Managed Income Fund and the Fixed Income Fund have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Managed Income Fund and the Fixed Income Fund could experience delays or losses on recovery. Additionally, the Managed Income Fund and the Fixed Income Fund are subject to the risk of loss from investments made with the cash received as collateral. The Managed Income Fund and the Fixed Income Fund manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third -party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At June 30, 2025, the Fixed Income Fund had no loaned securities.

8.	LINE OF CREDIT

The Managed Income Fund and the Fixed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $1,500,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $13,000,000, or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. Borrowings under each agreement bear interest at the Prime Rate of 7.5% as of June 30, 2025, per annum, on the principal balance outstanding. The maturity date of the line of credit for Fixed Income Fund is July 28, 2025. The line of credit of the Managed Income Fund matured on June 25, 2025. During the six months ended June 30, 2025, the Managed Income Fund and Fixed Income Fund did not draw upon or access the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended June 30, 2025, were $0 and 0%, respectively, for both the Managed Income Fund and the Fixed Income Fund.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (the “HYLB ETF”). The HYLB ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index; a rules- based, market value weighted index engineered to mirror the performance of high -yield- rated corporate bonds issued in U.S. dollars. The Fixed Income Fund may redeem its investment from the HYLB ETF at any time if the Adviser determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYLB ETF. The financial statements of the HYLB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fixed Income Fund’s financial statements. As of June 30, 2025, the percentage of the Fixed Income Fund’s net assets invested in the HYLB ETF was 42.5%.

The Fixed Income Fund currently invests a portion of its assets in the iShares Broad USD High Yield Corporate Bond ETF (the “HYCB ETF”). The HYCB ETF seeks to track the investment results of ICE BofA US High Yield Constrained Index; a rules-based, modified market value weighted index designed to provide a broad representation of the U.S. dollar denominated high yield corporate bond market. The Fixed Income Fund may redeem its investment from the HYCB ETF at any time if the Adviser determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYCB ETF. The financial statements of the HYCB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fixed Income Fund’s financial statements. As of June 30, 2025, the percentage of the Fixed Income Fund’s net assets invested in the HYCB ETF was 42.2%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the shareholders listed below held, for the benefit of others, more than 25% of an individual fund and may be deemed to control that fund. The Funds have

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2025

no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Pershing LLC	Managed Income Fund	42.9%
Charles Schwab	Managed Income Fund	27.9%
Pershing LLC	Fixed Income Fund	38.7%
Charles Schwab	Enhanced Equity Income Fund	75.4%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BTS Funds
Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-877-287-9820, or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/5/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	9/5/25